Organization and Summary of Significant Accounting Policies - Fair Value of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 29, 2018	Dec. 30, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion		$ 852,577	$ 726,810
Total financial liabilities	$ 471,777	852,577	726,810
Long-term debt, current portion		7,250	5,290
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion		852,577	726,810
Total financial liabilities		852,577	$ 726,810
Long-term debt, long-term portion	$ 471,777	845,327
Long-term debt, current portion		$ 7,250